UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square
         Primrose Street
         London, England EC2A 2EN


13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Compliance, Europe
Phone:     44 207 070 7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     February 27, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $467,852 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    99934  3224692 SH       DEFINED 1             3224692        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107      129    16796 SH       DEFINED 1               16796        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201     6535   563300 SH       DEFINED 1              563300        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    19049  2084100 SH       DEFINED 1             2084100        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104     3479   171700 SH       DEFINED 1              171700        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407        1        1 SH       DEFINED 1                   1        0        0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    70607  6629673 SH       DEFINED 1             6629673        0        0
GAMMON GOLD INC                COM              36467T106    29903  5466704 SH       DEFINED 1             5466704        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      310    31200 SH       DEFINED 1               31200        0        0
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B   399909100      254   112260 SH       DEFINED 1              112260        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     3266   132900 SH       DEFINED 1              132900        0        0
ISHARES INC                    MSCI TAIWAN      464286731     9509  1252737 SH       DEFINED 1             1252737        0        0
MECHEL OAO                     SPONSORED ADR    583840103     8180  2044863 SH       DEFINED 1             2044863        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    31553  1182630 SH       DEFINED 1             1182630        0        0
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201      142    24300 SH       DEFINED 1               24300        0        0
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109       16     2100 SH       DEFINED 1                2100        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    43114  2112364 SH       DEFINED 1             2112364        0        0
SATYAM COMPUTER SERVICES LTD   ADR              804098101     2742   303300 SH       DEFINED 1              303300        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      524    11100 SH       DEFINED 1               11100        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108    39240  2158400 SH       DEFINED 1             2158400        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     7796   986803 SH       DEFINED 1              986803        0        0
TAM SA                         SP ADR REP PFD   87484D103    33995  4125525 SH       DEFINED 1             4125525        0        0
UNIBANCO-UNIAO DE BANCOS BRA   ADR              90458E107    56591   875750 SH       DEFINED 1              875750        0        0
WSP HOLDINGS LIMITED           ADR              92934F104      983   232918 SH       DEFINED 1              232918        0        0
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